Expense Example (Invesco V.I. Mid Cap Core Equity Fund, Series I shares, Invesco V.I. Mid Cap Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Mid Cap Core Equity Fund | Series I shares, Invesco V.I. Mid Cap Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 105
3 Years	328
5 Years	569
10 Years	$ 1,259